Investment Strategy - Elfun International Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily (generally at least 65% of its net assets) in companies located in both developed and emerging market countries outside the U.S. The Fund considers an issuer to be located outside the U.S. if at least 50% of its revenues or profits are from business activities located outside the U.S., at least 50% of its assets are located outside the U.S. or the principal trading market for its securities is located outside the U.S. SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, focuses on companies whose security prices it believes do not fully reflect their potential for growth. An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the MSCI® Emerging Markets Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa. Under normal circumstances, the Fund's assets are invested in securities of foreign (non-U.S.) companies representing at least three different countries, and at times a significant amount of the Fund's assets may be invested in a single country or region. In seeking to achieve the Fund's investment objective with respect to future income, the Adviser will also consider companies that have the potential to pay dividends in the future. The Adviser seeks to identify securities of companies that they believe have desirable characteristics for the Fund such as: •low valuation relative to long term growth potential; •potential for improvement in the company's business; •appropriate capital structures; •sufficient liquidity; and/or •primarily large or medium capitalization (meaning companies with market capitalizations of $2 billion or more). The Adviser may consider selling a security when one of these characteristics no longer applies, when valuation becomes excessive, or when more attractive alternatives are identified. In addition to common stocks and preferred stocks, equity securities may include other securities convertible into common stock or rights and warrants. The Fund also may invest up to 20% of its assets in debt securities. The Fund is subject to no limitation with respect to the credit quality or maturities of the debt instruments in which it may invest. The Adviser may also use various types of derivative instruments (such as options, futures, options on futures and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities. The Fund may also invest in depositary receipts, repurchase agreements, when-issued and delayed delivery securities, mortgage-related securities, and may hold securities that are restricted as to resale. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by applicable law (including those advised by the Adviser). The Fund also may lend its securities.